FINANCIAL INSTRUMENTS - Categories of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	$ 12,765
Other financial liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	12,765	$ 29,238
Financial liabilities at amortised cost, category [member] | Trade payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	17,578	11,640
Financial liabilities at amortised cost, category [member] | Payroll and social security taxes
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	58,535	40,472
Financial liabilities at amortised cost, category [member] | Borrowings
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0	6,011
Financial liabilities at amortised cost, category [member] | Tax liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	7,399	5,253
Financial liabilities at amortised cost, category [member] | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	44	20
Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	77,606	52,525
Financial assets measured at FVPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	4,050	7,620
Financial assets measured at FVOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	4,585	527
Other financial assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	895	1,428
Assets measured at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	160,963	126,171
Convertible Notes
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	106
Guarantee Payments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	345
Clarice
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value		800
Clarice | Financial liabilities at amortised cost, category [member] | Other financial liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	3,873	6,099
Clarice | Other financial assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value	400
Ratio | Financial liabilities at amortised cost, category [member] | Other financial liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	2,844	3,876
Forward contract | Sistemas Globales S.A.
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through profit or loss, forward contracts	44	$ 73
Forward contract | Sistemas Globales S.A. | Foreign Exchange Contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through profit or loss, forward contracts	$ 44